Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit		$ 3,201,000		$ 3,139,000		$ 102,040
Committed to purchase property, plant and equipment		135,247,923		118,263,200		4,311,378
Prepayment of property, plant and equipment		20,562,344	$ 655,478	5,890,890
Letter of credits		768,027		708,130		24,483
Approved contribution in consideration of corporate social responsibility for environmental protection				100,000
Amount contributed related party transactions		117,500	3,746	112,500	$ 125,000
Real Estate [Member]
Disclosure of contingent liabilities [line items]
Contractual capital commitments		102,176				$ 3,257
ASE Environmental Protection And Sustainability Foundation [Member]
Disclosure of contingent liabilities [line items]
Amount contributed related party transactions		100,000	3,188	100,000	100,000
ASE Cultural and Educational Foundation [member]
Disclosure of contingent liabilities [line items]
Amount contributed related party transactions		17,500	558	12,500	$ 25,000
Amount contributed related party transactions		$ 10,000	$ 319
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contractual period for environmental protection	30 years
Contribution to be made for environmental protection				$ 3,000,000